March 25, 2013

VIA EDGAR

U.S. Securities and Exchange

Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Funds Trust
(File Nos. 333-59745 and 811-08895)

Ladies and Gentlemen:

On behalf of ING Funds Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 15, 2013, to ING Short Term Bond Fund’s Prospectus dated December 17, 2012.

The purpose of the filing is to submit the 497(e) filing dated March 15, 2013 in XBRL for ING Short Term Bond Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com